Other operating costs - Schedule of payroll costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Wages and salaries	£ 3,515	£ 3,497	£ 3,206
Social security costs	313	279	256
Defined contribution scheme costs	152	144	129
Defined benefit pension costs	73	114	96
Share-based payments	45	37	37
Severance costs (excluding pension costs)	16	10	12
Payroll costs including capitalised costs	4,114	4,081	3,736
Less: payroll costs capitalised	(2,122)	(1,938)	(1,693)
Total payroll costs from continuing operations	1,992	2,143	2,043
US other post retirement benefit costs	£ 27	£ 25	£ 26